Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Basic [Abstract]
Net income/(loss)	$ 640	$ (19,629)
Weighted average common shares outstanding - basic (in shares)	137,590,311	9,588,854
Net income/(loss) per common share - basic (in dollars per share)	$ 0.01	$ (2.05)
Diluted [Abstract]
Net income/(loss)	$ 640	$ (19,629)
Weighted average common shares outstanding - basic (in shares)	137,590,311	9,588,854
Warrants (in shares)	4,857,844	0
Non-vested equity incentive shares (in shares)	844,725	0
Weighted average common shares outstanding - diluted (in shares)	143,292,880	9,588,854
Net income/(loss) per common share - diluted (in dollars per share)	$ 0.01	$ (2.05)